Appendix 5 Additional Information Circular No. 715 of February 3, 2012 (Tables)	12 Months Ended
Dec. 31, 2018
DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Aging of Trade and Other Receivables
-	Trade and other receivables by aging (original maturity):

	Balance as of 12-31-2018
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,882,588	205,542,774	21,255
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(1,553,256)	(1,553,256)	—
Other receivables, gross	35,435,989	—	—	—	—	—	—	—	—	—	35,435,989	1,135,383
Total	233,890,206	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	4,329,332	239,425,507	1,156,638

	Balance as of 12-31-2017
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	4,116,042	195,570,350	62,563
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(1,258,817)	(1,258,817)	—
Other receivables, gross	12,897,287	—	—	—	—	—	—	—	—	—	12,897,287	970,360
Total	199,667,040	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	2,857,225	207,208,820	1,032,923

Summary of Trade and Other Receivables by Type of Portfolio
-
-	By type of portfolio:

	Non-renegotiated portfolio as of 12-31-2018		Renegotiated portfolio as of 12-31-2018		Total portfolio as of 12-31-2018		Non-renegotiated portfolio as of 12-31-2017		Renegotiated portfolio as of 12-31-2017		Total portfolio as of 12-31-2017
Aging (original maturity) of balances of trade receivables	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$	Number of customers	Gross value ThCh$
On demand and non-current	582	198,424,050	2	51,442	584	198,475,492	502	186,724,468	2	107,848	504	186,832,316
1 to 30 days	148	671,037	—	—	148	671,037	85	3,057,994	—	—	85	3,057,994
31 to 60 days	57	248,135	—	—	57	248,135	68	333,078	—	—	68	333,078
61 to 90 days	27	140,571	—	—	27	140,571	28	279,100	—	—	28	279,100
91 to 120 days	1	224	—	—	1	224	71	10,021	—	—	71	10,021
121 to 150 days	10	7,274	—	—	10	7,274	99	42,015	—	—	99	42,015
151 to 180 days	6	39,001	—	—	6	39,001	45	334,297	—	—	45	334,297
181 to 210 days	7	43,681	—	—	7	43,681	48	399,552	—	—	48	399,552
211 to 250 days	4	56,046	—	—	4	56,046	33	228,498	—	—	33	228,498
More than 251 days	354	5,882,588	—	—	354	5,882,588	323	4,116,042	—	—	323	4,116,042
Total	1,196	205,512,607	2	51,442	1,198	205,564,049	1,302	195,525,065	2	107,848	1,304	195,632,913

Summary of Provisions and Write-offs Portfolio

b)     Provisions and write-offs

	For the year ended
	12-31-2018	12-31-2017
Provisions and Write-offs	ThCh$	ThCh$
Provision (recovery of provision) for non-renegotiated portfolio	79,911	(55,494)
Provision renegotiated portfolio	17,890	—
Write-offs during the period	3,099	—
Total	100,900	(55,494)	0

Summary of Number and Value of Operations

c)     Number and value of operations

	For the years ended
	12-31-2018		12-31-2017
Number and Value of Operations	Last quarter	Year	Last quarter	Year
Impairment provision and recoveries
Number of operations	1	3	—	5
Value of operations, in ThCh$	—	100,900	(55,494)	(55,494)

Disclosure Of Trade Receivables Aging Analysis Explanatory
-	Trade receivables by aging (original maturity):

	Balance as of 12-31-2018
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	251-365 days	More than 365 days	Total Current	Total Non-current
Trade Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission receivables	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,094,589	205,542,774	21,255
-Large customers	198,424,050	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,094,589	205,512,607	—
-Others	30,167	—	—	—	—	—	—	—	—	—	—	30,167	21,255
Allowance for doubtful Accounts	—	—	—	—	—	—	—	—	—	—	(1,553,256)	(1,553,256)	—
Unbilled services	165,128,644	—	—	—	—	—	—	—	—	—	—	165,128,644	—
Billed services	33,325,573	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,094,589	40,414,130	21,255
Total trade receivables, gross	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,094,589	205,542,774	21,255
Total allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	—	(1,553,256)	(1,553,256)	—
Total trade receivables, net	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	3,541,333	203,989,518	21,255

	Balance as of 12-31-2017
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	251-365 days	More than 365 days	Total Current	Total Non-current
Trade Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission receivables	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,570,350	62,563
-Large customers	186,724,468	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,525,065	62,563
-Others	45,285	—	—	—	—	—	—	—	—	—	—	45,285	—
Allowance for doubtful Accounts	—	—	—	—	—	—	—	—	—	(1,103,086)	(155,731)	(1,258,817)	—
Unbilled services	138,781,170	—	—	—	—	—	—	—	—	—	—	138,781,170	—
Billed services	47,988,583	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	56,789,180	—
Total trade receivables, gross	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	1,596,976	2,519,066	195,570,350	62,563
Total allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(1,103,086)	(155,731)	(1,258,817)	—
Total trade receivables, net	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	493,890	2,363,335	194,311,533	62,563

Trade Receivables by Type of Portfolio
-	By type of portfolio:

	Balance as of 12-31-2018
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non-current
Portfolio type	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,882,588	205,542,774	—
-Large customers	198,424,050	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,882,588	205,512,607	—
-Others	30,167	—	—	—	—	—	—	—	—	—	30,167	—
Total gross portfolio	198,454,217	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,882,588	205,542,774	—

	Balance as of 12-31-2017
	On demand	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current
Portfolio type	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Generation and transmission	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	4,116,042	195,570,350
-Large customers	186,724,468	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	4,116,042	195,525,065
-Others	45,285	—	—	—	—	—	—	—	—	—	45,285
Total gross portfolio	186,769,753	3,057,994	333,078	279,100	10,021	42,015	334,297	399,552	228,498	4,116,042	195,570,350

Summary of Estimated Sales and Purchases of Energy and Capacity

This appendix forms an integral part of the Group’s financial statements.

Balance as of 31, December	2018		2017
	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMEMENT OF FINANCIAL POSITION	ThCh$	ThCh$	ThCh$	ThCh$
Current accounts receivable from related parties	36,662,291	6,352,401	40,584,214	6,235,517
Trade and other current receivables	114,285,494	43,788,503	105,768,269	43,356,142
Total Estimated Assets	150,947,785	50,140,904	146,352,483	49,591,659
Trade and other current payables to related parties	16,666,536	346,044	20,942,895	5,818,224
Trade and other current payables	32,012,972	11,079,172	39,101,357	41,338,368
Total Estimated Liabilities	48,679,508	11,425,216	60,044,252	47,156,592

	For the year ended 12-31-2018		For the year ended 12-31-2017		For the year ended 12-31-2016
Chile	Energy and Capacity	Tolls	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMENT OF INCOME	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	150,947,785	50,140,904	146,352,483	49,591,659	122,806,219	24,269,608
Energy Purchases	48,679,508	11,425,216	60,035,699	47,156,593	39,670,997	32,087,476